UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	February 1, 2012

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       46

Form 13F Information Table value total:       $72950



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4350  593460SH       SOLE                 0       0 593460
Agilent Technologies, Inc. COM              00846U101        419   11987SH       SOLE                 0       0  11987
Amerisourcebergen Corp     COM              03073E105        427   11488SH       SOLE                 0       0  11488
Apple Computer Inc.        COM              037833100        908    2241SH       SOLE                 0       0   2241
Berkshire Hathaway B       CL B NEW         084670702        206    2700SH       SOLE                 0       0   2700
Canadian Nat'l Railway     COM               136375102       601    7644SH       SOLE                 0       0   7644
Caterpillar, Inc.          COM               149123101       518    5719SH       SOLE                 0       0   5719
Chevron Corporation        COM               166764100       873    8207SH       SOLE                 0       0   8207
Church & Dwight Co Inc     COM               171340102       694   15177SH       SOLE                 0       0  15177
Cognizant Tech Sol Cl A    CL A              192446102       534    8309SH       SOLE                 0       0   8309
Conoco Phillips            COM              20825C104        757   10384SH       SOLE                 0       0  10384
Deere & Company            COM               244199105       475    6135SH       SOLE                 0       0   6135
Eaton Corporation          COM               278058102       479   11007SH       SOLE                 0       0  11007
Exxon Mobil Corporation    COM              30231G102       1169   13793SH       SOLE                 0       0  13793
Ford Motor Company         COM               345370860       117   10847SH       SOLE                 0       0  10847
H.J. Heinz Company         COM               423074103       670   12400SH       SOLE                 0       0  12400
IHS Inc.                   COM               451734107       737    8553SH       SOLE                 0       0   8553
Int'l Business Machines    COM               459200101       427    2324SH       SOLE                 0       0   2324
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1028   47951SH       SOLE                 0       0  47951
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1000   37612SH       SOLE                 0       0  37612
iShares MSCI Emerg Mkts MinEM MKT MIN VOL    464286533       481    9604SH       SOLE                 0       0   9604
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871       942   60886SH       SOLE                 0       0  60886
iShares MSCI New Zealand   ZEALAND INVST     464289123       963   34930SH       SOLE                 0       0  34930
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673       918   84771SH       SOLE                 0       0  84771
iShares MSCI South Korea   MSCI S KOREA      464286772       979   18728SH       SOLE                 0       0  18728
iShares S&P Global Telecom S&P GBL TELCM     464287275       542    9716SH       SOLE                 0       0   9716
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      3976  106915SH       SOLE                 0       0 106915
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390       719   16895SH       SOLE                 0       0  16895
Lab Corp of America        COM              50540R409        568    6604SH       SOLE                 0       0   6604
Potlatch Corporation       COM               737630103      3506  112682SH       SOLE                 0       0 112682
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       1690   45518SH       SOLE                 0       0  45518
Rayonier, Inc.             COM               754907103      5676  127180SH       SOLE                 0       0 127180
Schlumberger Limited       COM               806857108       659    9646SH       SOLE                 0       0   9646
Southern Company           COM               842587107       635   13728SH       SOLE                 0       0  13728
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407       1569   40216SH       SOLE                 0       0  40216
SPDR Consumer Staples      SBI CONS STPLS   81369Y308        627   19310SH       SOLE                 0       0  19310
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        387    4138SH       SOLE                 0       0   4138
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      16579  281578SH       SOLE                 0       0 281578
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       6830  117863SH       SOLE                 0       0 117863
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       3044   46074SH       SOLE                 0       0  46074
Teradata Corp              COM              88076W103        645   13291SH       SOLE                 0       0  13291
Thermo Fisher Scientific   COM               883556102       493   10972SH       SOLE                 0       0  10972
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      1378   36054SH       SOLE                 0       0  36054
Virginia Commerce Bancorp  COM              92778Q109        101   13003SH       SOLE                 0       0  13003
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1091   26395SH       SOLE                 0       0  26395
WisdomTree Managed Futures FUTRE STRAT FD   97717W125       1563   34549SH       SOLE                 0       0  34549